Income (Loss) Per Share Attributable to Equity Holders of the Company	12 Months Ended
Mar. 31, 2026
Income (Loss) Per Share Attributable to Equity Holders of the Company [Abstract]
Income (loss) per share attributable to equity holders of the Company

23. Income (loss) per share attributable to equity holders of the Company

The basic income (loss) per share is calculated as the loss for the year attributable to equity holders of the Company divided by the weighted average number of ordinary shares of the Company in issue during the period.

The diluted income (loss) per share is calculated as the income(loss) for the year attributable to equity holders of the Company divided by the weighted average number of ordinary shares used in the calculation which is the weighted average number of ordinary shares in issue plus the number of shares held under the share purchase warrants and share optionsFor the year ended March 31, 2026, the Company had 18,900,000 (2025: 18,900,000) share purchase warrants outstanding and 3,141,000 (2025: Nil) share award outstanding , which could potentially dilute basic loss per share in the future. For the year ended March 31, 2024 we excluded them from the computation of diluted income (loss) per share in the year presented, as their effects would have been anti-dilutive.

	For the year ended March 31,
	2026	2025	2024

Basic Income (Loss) Per Share Numerator
Income (loss) for the period attributable to owners of the Company	$1,283,354	$15,894,755	$(3,679,409)

Diluted Income (Loss) Per Share Numerator
Income (loss) for the period attributable to owners of the Company	$1,283,354	$15,894,755	$(3,679,409)

Basic Income (Loss) Per Share Denominator
Original shares:	39,498,371	37,248,371	31,048,371
Additions from actual events:
- Issuance of common stock, weighted	3,402,154	1,300,685	3,657,808
Basic weighted average shares outstanding	42,900,525	38,549,056	34,706,179

Diluted Income (Loss) Per Share Denominator
Basic weighted average shares outstanding	42,900,525	38,549,056	34,706,179
- Share purchases warrant	18,900,000	18,900,000	- *
- Issuance of share award, weighted	2,819,819	-	- *
Diluted Weighted Average Shares Outstanding:	64,620,344	57,449,056	34,706,179

Income (Loss) Per Share
- Basic	$0.03	$0.41	$(0.11)
- Diluted	$0.02	$0.28	$(0.11)
Weighted Average Shares Outstanding
- Basic	42,900,525	38,549,056	34,706,179
- Diluted	64,620,344	57,449,056	34,706,179

*	For the year ended March 31, 2024, their effects would have been anti-dilutive.